Segment Information Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Net Income (Loss)

	For the years ended December 31,
Net income (loss)	2012	2011	2010
Property & Casualty Commercial	$547	$526	$1,007
Consumer Markets	166	7	125
Property & Casualty Other Operations	57	(117)	(53)
Group Benefits	129	92	188
Mutual Funds	71	98	132
Talcott Resolution	1	540	672
Corporate	(1,009)	(434)	(435)
Net income (loss)	$(38)	$712	$1,636

Financial Measures and Other Segment Information

	For the years ended December 31,
Revenues	2012	2011	2010
Earned premiums, fees, and other considerations
Property & Casualty Commercial
Workers’ compensation	$2,987	$2,809	$2,387
Property	505	528	547
Automobile	587	583	598
Package business	1,160	1,145	1,124
Liability	562	540	540
Fidelity and surety	205	215	224
Professional liability	253	307	324
Total Property & Casualty Commercial	6,259	6,127	5,744
Consumer Markets
Automobile	2,526	2,619	2,806
Homeowners	1,110	1,128	1,141
Total Consumer Markets [1]	3,636	3,747	3,947
Property & Casualty Other Operations	(2)	—	1
Group Benefits
Group disability	1,735	1,929	2,004
Group life	1,881	2,024	2,052
Other	194	194	222
Total Group Benefits	3,810	4,147	4,278
Mutual Funds
Retail	487	541	561
Annuity and other	112	108	103
Total Mutual Funds	599	649	664
Talcott Resolution	3,548	3,909	3,929
Corporate	167	209	189
Total earned premiums, fees, and other considerations	18,017	18,788	18,752
Net investment income (loss):
Securities available-for-sale and other	4,227	4,263	4,354
Equity securities, trading	4,364	(1,345)	(1,012)
Total net investment income	8,591	2,918	3,342
Net realized capital losses	(744)	(226)	(591)
Other revenues	258	253	267
Total revenues	$26,122	$21,733	$21,770
[1] For 2012, 2011 and 2010, AARP members accounted for earned premiums of $2.8 billion, $2.8 billion and $2.9 billion, respectively.

Geographical Revenue Information

Geographical Revenue Information	For the years ended December 31,
Revenues	2012	2011	2010
United States of America	$21,814	$21,561	$22,140
Japan	4,363	135	(329)
Other	(55)	37	(41)
Total revenues	$26,122	$21,733	$21,770

Amortization of deferred policy acquisition costs and present value of future profits

	For the years ended December 31,
Amortization of deferred policy acquisition costs and present value of future profits	2012	2011	2010
Property & Casualty Commercial	$927	$917	$905
Consumer Markets	332	337	371
Group Benefits	33	35	40
Mutual Funds	35	47	51
Talcott Resolution	661	1,108	325
Total amortization of deferred policy acquisition costs and present value of future profits	$1,988	$2,444	$1,692

Income tax expense (benefit)

	For the years ended December 31,
Income tax expense (benefit)	2012	2011	2010
Property & Casualty Commercial	$159	$37	$414
Consumer Markets	65	(22)	43
Property & Casualty Other Operations	14	(74)	(40)
Group Benefits	31	1	66
Mutual Funds	38	54	52
Talcott Resolution	(271)	(168)	201
Corporate	(517)	(201)	(168)
Total income tax expense (benefit)	$(481)	$(373)	$568

Assets

	As of December 31,
Assets	2012	2011
Property & Casualty Commercial	$25,595	$24,566
Consumer Markets	6,024	6,181
Property & Casualty Other Operations	4,509	4,639
Group Benefits	9,545	9,473
Mutual Funds	325	307
Talcott Resolution	243,836	250,817
Corporate	8,679	6,626
Total assets	$298,513	$302,609